Exhibit 99.12

Data Compare (Non-Ignored)

Run Date - 6/5/2025 8:38:46 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment